Document And Entity Information	3 Months Ended
Jul. 31, 2023
Document Information Line Items
Entity Registrant Name	MAISON SOLUTIONS INC.
Document Type	POS AM
Amendment Flag	true
Amendment Description	On May 22, 2023, we filed with the Securities and Exchange Commission (the “SEC”) a Registration Statement on Form S-1 (the “Registration Statement”), which was subsequently amended on June 2, 2023, June 8, 2023, June 9, 2023, June 12, 2023, June 13, 2023 and June 14, 2023, and declared effective on June 14, 2023. On August 1, 2023, we filed Post-Effective Amendment No. 1 with the SEC and on August 16, 2023 we filed Post-Effective Amendment No. 2.This Post-Effective Amendment No. 3 is being filed to reduce the number of shares of Class A common stock being offered from 3,000,000 (or 3,450,000 if the underwriters had elected to exercise their over-allotment option in full) to 2,500,000 (or 2,875,000 if the underwriters elect to exercise their over-allotment option in full) and to include information from the Company’s Quarterly Report on Form 10-Q for the period ended July 31, 2023, filed with the SEC on September 12, 2023.All filing fees payable in connection with the registration of the shares of Class A common stock covered by this Post-Effective Amendment No. 3 were paid by us as noted in the Filing Fee Table included as an exhibit to the Registration Statement.
Entity Central Index Key	0001892292
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE